Shareholders' Equity (Details) - USD ($)															12 Months Ended
	Oct. 24, 2024	Oct. 08, 2024	Jul. 09, 2024	Apr. 30, 2024	Mar. 05, 2024	Jan. 26, 2024	Jan. 17, 2024	Nov. 21, 2023	Nov. 16, 2023	Oct. 17, 2023	Oct. 02, 2023	Jun. 19, 2023	Sep. 17, 2021	Aug. 09, 2021	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Apr. 25, 2016
Shareholders' Equity [Line Items]
Ordinary shares, shares authorized															5,000,000,000	5,000,000,000
Ordinary shares, par value															$ 0.0001	$ 0.0001
Reverse ADS split ratio															one-for-three
Authorized issued share capital															$ 195,884,024	$ 139,339,849
Ordinary shares, shares issued															1,656,749,413	438,336,843
Ordinary shares, shares outstanding															1,655,583,530	437,170,960
Initial exercise	$ 0.461				$ 0.4933	$ 0.4146		$ 0.52875		$ 0.48875
Term of warrants	5 years				5 years	5 years		5 years		5 years
Warrants, exercised															910,175,060	3,380,000
Issuance of ordinary shares		112,578,710														7,098,000
Issuance of ordinary shares															37,526,230
Gross proceeds from private placement															$ 195,884,024	$ 139,339,849
Warrants outstanding															$ 1,123,930,000	$ 290,234,910
Warrant [Member]
Shareholders' Equity [Line Items]
Number of shares issued			25,017,480
Warrants, exercised																3,380,000
Number of shares to purchase warrants															1,315,350,000	481,654,910
Weighted average exercise price of warrants															$ 0.4	$ 0.48
Securities Purchase Agreement [Member]
Shareholders' Equity [Line Items]
Ordinary shares, par value	$ 0.0001				$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001
Sale of units	361,290,000				37,100,000		160,826,730		53,608,910		35,739,270
Sale of units price per share							$ 0.3317		$ 0.423		$ 0.391
Initial exercise	$ 0.369						$ 0.4146		$ 0.52875		$ 0.48875
Aggregate purchase price	$ 133,320,000						$ 53,350,000		$ 22,680,000		$ 14,000,000
Net proceeds						$ 53,350,000		$ 22,680,000		$ 14,000,000
Number of ordinary shares	1						1		1		1
Number of warrants share							1		1		1
Purchase of warrants					222,600,000
Gross proceeds from private placement					$ 49,340,000
Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Ordinary shares, shares authorized																			500,000,000
Ordinary shares, par value																			$ 0.0001
Authorized issued share capital				$ 500,000											$ 58,129	$ 36,147
Number of shares issued				5,000,000,000											581,290,050	361,474,910
Ordinary shares, par value				$ 0.0001
Ordinary shares, shares outstanding															1,656,749,413	438,336,843	69,763,933	69,763,933
Issuance of ordinary shares															637,122,520	7,098,000
American Depositary Shares [Member]
Shareholders' Equity [Line Items]
Initial exercise					$ 1.48	$ 1.2438		$ 1.59		$ 1.47
Purchase price per share					$ 1.33
Price per depository share	$ 1.383
American Depositary Shares [Member] | Securities Purchase Agreement [Member]
Shareholders' Equity [Line Items]
Sale of units					111,300,000
Webao Limited [Member]
Shareholders' Equity [Line Items]
Ordinary shares, shares issued				7,980,800
Ordinary shares, shares outstanding				7,980,800
Class A Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Ordinary shares, par value															$ 0.0001	$ 0.0001
Authorized issued share capital				$ 500,000
Number of shares issued				4,500,000,000
Ordinary shares, par value				$ 0.0001
Ordinary shares, shares issued															1,648,768,613	430,356,043
Ordinary shares, shares outstanding															1,647,602,730	429,190,160
Class A Ordinary Shares [Member] | Webao Limited [Member]
Shareholders' Equity [Line Items]
Ordinary shares, par value				$ 0.0001
Class B Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Ordinary shares, par value															$ 0.0001	$ 0.0001
Number of shares issued				500,000,000
Ordinary shares, par value				$ 0.0001
Ordinary shares, shares issued															7,980,800	7,980,800
Ordinary shares, shares outstanding															7,980,800	7,980,800
Class B Ordinary Shares [Member] | Webao Limited [Member]
Shareholders' Equity [Line Items]
Ordinary shares, par value				$ 0.0001
Private Placement [Member]
Shareholders' Equity [Line Items]
Ordinary shares, par value														$ 0.0001
Sale of units														6,340,000
Sale of units price per share														$ 1.58
Initial exercise														$ 3
Aggregate purchase price														$ 10,020,000.00
Net proceeds													$ 10,000,000
Term of warrants													5 years
Private Placement [Member] | Warrant Shares [Member]
Shareholders' Equity [Line Items]
Initial exercise													$ 3
Prior to Increase in Shares [Member]
Shareholders' Equity [Line Items]
Ordinary shares, par value												$ 0.0001
Increased its authorized shares value												$ 50,000
Divided into ordinary shares												500,000,000
After Increase in Shares [Member]
Shareholders' Equity [Line Items]
Divided shares value												$ 500,000
After Increase in Shares [Member] | Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Ordinary shares, par value												$ 0.0001
Divided into ordinary shares												5,000,000,000
Additional Issue of Shares [Member] | Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Additional ordinary shares												4,500,000,000
Additional shares par value												$ 0.0001